Basis of Presentation and Summary of Significant Accounting Policies - Revenue Recognition (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Typical initial term of franchise agreement	5 years
Directly-operated salons
Disaggregation of Revenue [Line Items]
Breakage recognized proportionate to redemptions	¥ 46,426	¥ 64,600	¥ 61,247
Minimum | Franchise
Disaggregation of Revenue [Line Items]
Expected average contract life	7 years
Maximum | Franchise
Disaggregation of Revenue [Line Items]
Expected average contract life	10 years